Minimum Future Lease Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2016	$ 9,946
2017	7,207
2018	6,223
2019	5,908
2020	3,755
Thereafter	8,235
Total minimum future lease payments, lease	41,274
2016	(476)
2017	(394)
2018	(255)
2019	(232)
2020	(180)
Thereafter	(180)
Total minimum future lease payments, sublease income	(1,717)
2016	9,470
2017	6,813
2018	5,968
2019	5,676
2020	3,575
Thereafter	8,055
Total minimum future lease payments, Net lease	$ 39,557